Allowance for Credit Losses - Changes in CECL Allowance for Reinsurance Recoverables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reinsurance Recoverable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 0.5	$ 0.3
Current period change for credit losses	(0.2)	0.2
Ending balance	$ 0.3	$ 0.5